Share-Based Payments - Fair Value and Parameters for Cash-Settled Plans (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2020 USD ($)
LTI Plan 2016
SHARE-BASED PAYMENTS
Weighted average fair value | €	€ 64.16		€ 72.94
Weighted average share price | € / shares	€ 124.90		€ 107.22
Expected volatility		21.00%
Expected dividend yield		1.52%		1.54%
Weighted average remaining life of awards outstanding		8 months 12 days		1 year 2 months 12 days
Peer Group Index price		593.37		481.65
Peer Group expected dividend yield	1.00%		1.14%
LTI 2020
SHARE-BASED PAYMENTS
Weighted average fair value | €	€ 118.73		€ 94.75
Weighted average share price | € / shares	€ 124.90		€ 107.22
Expected volatility				30.00%
Weighted average remaining life of awards outstanding		2 years 9 months 18 days		3 years 2 months 12 days
NASDAQ-100 Total Return Index | $		$ 19,217.94		$ 15,072.29
Expected volatility of the NASDAQ-100 companies			36.00%
Expected correlation of SAP and the NASDAQ-100 companies			31.00%
RSU
SHARE-BASED PAYMENTS
Weighted average fair value | €	€ 122.88		€ 105.52
Weighted average share price | € / shares	€ 124.90		€ 107.22
Expected dividend yield		1.52%		1.54%
Weighted average remaining life of awards outstanding		1 year 1 month 6 days		1 year
Qualtrics Rights
SHARE-BASED PAYMENTS
Weighted average fair value | €			€ 33.66
Weighted average share price | € / shares			€ 107.22
Expected dividend yield		0.00%		1.54%
Weighted average remaining life of awards outstanding		3 years		1 year 6 months
Lowest | LTI Plan 2016
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)		(0.72%)		(0.75%)
Expected volatility				34.00%
Peer Group expected volatility	17.00%		26.00%
Expected correlation of the SAP share price and index price	35.00%		27.00%
Lowest | LTI 2020
SHARE-BASED PAYMENTS
Expected volatility		30.00%
Expected volatility of the NASDAQ-100 companies	36.00%
Expected correlation of SAP and the NASDAQ-100 companies	31.00%
Lowest | RSU
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)		(0.72%)		(0.77%)
Lowest | Qualtrics Rights
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)				(0.77%)
Highest | LTI Plan 2016
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)		(0.12%)		(0.11%)
Expected volatility				42.00%
Peer Group expected volatility	18.00%		31.00%
Expected correlation of the SAP share price and index price	36.00%		30.00%
Highest | LTI 2020
SHARE-BASED PAYMENTS
Expected volatility		32.00%
Expected volatility of the NASDAQ-100 companies	38.00%
Expected correlation of SAP and the NASDAQ-100 companies	34.00%
Highest | RSU
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)		(0.32%)		(0.32%)
Highest | Qualtrics Rights
SHARE-BASED PAYMENTS
Risk-free interest rate (depending on maturity)				(0.37%)